Document and Entity Information	Jan. 02, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jan. 02, 2025
Entity Registrant Name	Tesla, Inc.
Entity Incorporation, State or Country Code	TX
Entity File Number	001-34756
Entity Tax Identification Number	91-2197729
Entity Address, Address Line One	1 Tesla Road
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78725
City Area Code	512
Local Phone Number	516-8177
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock
Trading Symbol	TSLA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001318605